UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital Master Fund, Ltd.

Address:  717 5th Avenue
          14th Floor
          New York, NY 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Arthur Wrubel
Title:  Director
Phone:  (212) 421-7002

Name:   John Khoury
Title:  Director
Phone:  (212) 421-7002


Signature, Place and Date of Signing:


/s/ Arthur Wrubel              New York, New York             February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]


/s/ John Khoury              New York, New York               February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


         028-10713                   Wesley Capital Management, LLC
         -----------------------     --------------------------------

SK 22283 0001 1067664